                                              Rule 497(j)
                                              Reg. No. 333-101206

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Equity Trust, Short-Term Low Five Covered Write Option Trust Series 6 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                                  NATIONAL EQUITY TRUST
                                  SHORT-TERM LOW FIVE COVERED WRITE
                                  OPTION TRUST SERIES 6
                                  (Registrant)

                                  By:  Prudential Investment Management
                                       Services LLC


                                       Richard R. Hoffmann
                                       Vice President
                                       Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549